OPERATING LEASE RIGHTOFUSE ASSET AND OPERATING LEASE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
OPERATING LEASE RIGHTOFUSE ASSET AND OPERATING LEASE LIABILITY
Summary of Operating lease liability
September 30, 2022
Office lease	$129,667
Less: current portion	(50,647)
Long term portion	79,020

Maturity of the lease liability is as follows:
Fiscal year ending June 30, 2023	45,589
Fiscal year ending June 30, 2024	62,201
Fiscal year ending June 30, 2025	37,112
144,901
Present value discount	(15,235)
Lease liability	$129,667

Summary of Right-of-use assets, net
September 30, 2022
Office lease	$220,448
Less: accumulated amortization	(103,011)
Right -of- use asset, net	$117,437

Right-of-use asset is summarized below:

June 30, 2022
Office lease	$220,448
Less: accumulated amortization	(92,106)
Right -of- use asset, net	$128,342

Operating lease liability is summarized below:
June 30, 2022
Office lease	$141,160
Less: current portion	(48,963)
Long term portion	92,197

Maturity of the lease liability is as follows:
Fiscal year ending June 30, 2023	60,392
Fiscal year ending June 30, 2024	62,201
Fiscal year ending June 30, 2025	37,112
159,705
Present value discount	(18,545)
Lease liability	$141,160

Schedule of rent periods
November 1, 2019 to October 31, 2020	$4,367
November 1, 2020 to October 31, 2021	$4,498
November 1, 2021 to October 31, 2022	$4,633
November 1, 2022 to October 31, 2023	$4,772
November 1, 2023 to October 31, 2024	$4,915
November 1, 2024 to January 31, 2025	$5,063

Schedule of Rent periods
November 1, 2019 to October 31, 2020	$4,367
November 1, 2020 to October 31, 2021	$4,498
November 1, 2021 to October 31, 2022	$4,633
November 1, 2022 to October 31, 2023	$4,772
November 1, 2023 to October 31, 2024	$4,915
November 1, 2024 to January 31, 2025	$5,063